SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information By Financial Statement Line Item [Line Items]
Financial income, gross	$ 1,299	$ 1,861	$ 2,184
Financial expense, gross	2,772	6,852	3,826
Financial income, net	(1,473)	(4,991)	(1,642)
Interest on bank deposits [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross		35	17
Gains (Losses) from marketable securities [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	1,299	1,826	2,167
Financial expense, gross	512	3,013	447
Other [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross
Financial expense, gross	474	468	84
Interest in respect of convertible subordinated notes and bank loans [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	1,752	2,477	1,962
Amortization of convertible subordinated notes issuance costs and discount [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	$ 34	$ 894	$ 1,333